Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data

	Interest Income	Net Interest Income	Net Income	Basic Earnings per Common Share	Diluted Earnings per Common Share
2016
First quarter (1)(2)	$13,053	$12,235	$4,725	$0.55	$0.43
Second quarter (3)(4)	13,739	12,940	5,181	0.61	0.47
Third quarter (5)	13,370	12,526	3,680	0.41	0.34
Fourth quarter (6)	13,405	12,558	3,631	0.39	0.33
2015
First quarter (7)(8)(2)	$11,762	$10,915	$3,171	$0.36	$0.29
Second quarter (7)(8)	12,740	11,916	3,122	0.35	0.29
Third quarter (8)(9)	13,223	12,402	3,253	0.36	0.30
Fourth quarter (8)(10)	12,976	12,159	3,199	0.36	0.29

(1)	Interest income and net interest income increased due to loan volume and rate and volume on interest-bearing deposits in other banks.
(2)	Net income increased due to fees on tax refund processing program.
(3)	Interest income and net interest income increased due to interest recoveries on non-performing loans.
(4)	Net income increased due to interest recoveries and provision credit.
(5)	Interest income, net interest income and net income decreased due to previous quarter interest recoveries and provision credit.
(6)	Interest income and net interest income increased due to loan volume and interest recoveries.
(7)	Interest income and net interest income increased due to loan volume.
(8)	Net interest income increased due to interest expense decreasing as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(9)	Net income increased due to increased loan volume, offset by a decrease in fees on the tax refund processing program.
(10)	Interest income, net interest income and net income decreased due to decreased loan volume.